INVENTORY	12 Months Ended
Dec. 31, 2024
Inventory Disclosure [Abstract]
INVENTORY	INVENTORY
Inventory consisted of the following at December 31, 2024 and 2023, respectively:

	December 31, 2024	December 31, 2023
Raw materials and work in progress	$3,075	$380
Finished goods	—	83
Total inventory	$3,075	$463

During the years ended December 31, 2024, 2023 and 2022 the Company recorded inventory write-downs of $2,276, $1,970 and zero respectively, to reduce inventories to their net realizable values and for any excess or obsolete inventories.